Related party transactions (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Parent
Related Party Transactions
Assets		R$ 8,214,739	R$ 10,919,116	R$ 23,245,276
Financial assets for trading		(173,065)	(184,304)	(265,491)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		8,363,038	10,900,941	23,248,821
Loans and advances to customers		132	0	0
Loans and other values with credit institutions	[1]	23,896	25,546	26,414
Other Assets		738	176,933	235,532
Liabilities		(12,360,383)	(11,984,199)	(12,155,786)
Deposits of Brazil Central Bank and deposits of credit institutions		(387,937)	(327,466)	(219,037)
Marketable debt securities		0	0	(12,416)
Customer deposits		0	0	0
Other financial liabilities - Dividends and interest on capital Payable		(3,992,820)	(3,794,130)	(2,488,510)
Other Payables		(2,050)	(2,954)	0
Debt Instruments Eligible to Compose Capital	[2]	(7,977,576)	(7,859,649)	(9,435,823)
Parent | Banco Santander, S.A. – Spain
Related Party Transactions
Financial assets for trading		(173,065)	(184,304)	(265,491)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[3],[4]	8,363,038	10,900,941	23,248,821
Loans and other values with credit institutions		23,896	25,546	26,414
Other Assets		738	176,933	235,532
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	(387,937)	(327,466)	(219,037)
Marketable debt securities	[6]	0	0	(12,416)
Other financial liabilities - Dividends and interest on capital Payable		(620,264)	(589,227)	(385,067)
Other Payables		(2,050)	(2,954)	0
Debt Instruments Eligible to Compose Capital	[2]	(7,977,576)	(7,859,649)	(9,435,823)
Parent | Abbey National Treasury Services Plc
Related Party Transactions
Financial assets for trading	[7]	0	0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0	0
Loans and advances to customers	[7]	0	0	0
Parent | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related Party Transactions
Financial assets for trading	[7]	0	0	0
Loans and other values with credit institutions		0	0	0
Deposits of Brazil Central Bank and deposits of credit institutions	[7]	0	0	0
Parent | Banco Santander Totta, S.A.
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[7]	0	0	0
Parent | Bank Zachodni
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[7]	0	0	0
Parent | Banco Santander, S.A. – Mexico
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[7]	0	0	0
Parent | Zurich Santander Brasil Seguros e Previdência S.A.
Related Party Transactions
Loans and advances to customers		0	0	0
Customer deposits	[1]	0	0	0
Other Payables		0	0	0
Parent | Banco Santander Espanha
Related Party Transactions
Loans and advances to customers	[1]	132	0	0
Parent | Webmotors S.A.
Related Party Transactions
Loans and advances to customers		0	0	0
Customer deposits		0	0	0
Parent | Santander Brasil Gestão de Recursos Ltda
Related Party Transactions
Loans and advances to customers		0	0	0
Customer deposits		0	0	0
Parent | BW Guirapá
Related Party Transactions
Loans and advances to customers		0	0	0
Parent | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related Party Transactions
Loans and other values with credit institutions	[2]	0	0	0
Other Assets	[2]	0	0	0
Deposits of Brazil Central Bank and deposits of credit institutions	[2]	0	0	0
Parent | Banco RCI Brasil S.A.
Related Party Transactions
Loans and other values with credit institutions	[2]	0	0	0
Other Assets	[2]	0	0	0
Deposits of Brazil Central Bank and deposits of credit institutions	[2]	0	0	0
Parent | Santander Securities Services Brasil DTVM S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0	0
Other Payables		0	0	0
Parent | Santander Brasil Asset
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[7]	0	0	0
Other Payables	[7]	0	0	0
Parent | Banco Santander, S.A. – Uruguay
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[7]	0	0	0
Parent | Others
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0	0
Customer deposits		0	0	0
Other Payables		0	0	0
Parent | ISBAN Brasil S.A.
Related Party Transactions
Customer deposits		0	0	0
Other Payables	[7]	0	0	0
Parent | Santander Securities Services Brasil Participações S.A.
Related Party Transactions
Customer deposits	[7]	0	0	0
Parent | Produban Serviços de Informática S.A.
Related Party Transactions
Customer deposits	[7]	0	0	0
Other Payables		0	0	0
Parent | Grupo Empresarial Santander, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	(1,264,470)	(1,201,612)	(788,119)
Parent | Santander Insurance Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0	(1,398)
Parent | Sterrebeeck B.V.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	(2,108,086)	(2,003,291)	(1,313,926)
Parent | Banco Madesant
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0	0
Parent | Santusa Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0	0
Parent | Produban Servicios Informáticos Generales, S.L. (Produban Espanha)
Related Party Transactions
Other Payables	[7]	0	0	0
Joint-controlled companies
Related Party Transactions
Assets		1,214,312	794,800	954,190
Financial assets for trading		0	0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0	0
Loans and advances to customers		9,661	136,354	11,112
Loans and other values with credit institutions	[1]	1,203,032	656,806	940,236
Other Assets		1,619	1,640	2,842
Liabilities		(57,221)	(106,527)	(255,330)
Deposits of Brazil Central Bank and deposits of credit institutions		(47,423)	(40,202)	(37,796)
Marketable debt securities		0	0	0
Customer deposits		(9,798)	(66,325)	(217,534)
Other financial liabilities - Dividends and interest on capital Payable		0	0	0
Other Payables		0	0	0
Debt Instruments Eligible to Compose Capital	[2]	0	0	0
Joint-controlled companies | Banco Santander, S.A. – Spain
Related Party Transactions
Financial assets for trading		0	0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[3],[4]	0	0	0
Loans and other values with credit institutions		0	0	0
Other Assets		0	0	0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0	0	0
Marketable debt securities	[6]	0	0	0
Other financial liabilities - Dividends and interest on capital Payable		0	0	0
Other Payables		0	0	0
Debt Instruments Eligible to Compose Capital	[2]	0	0	0
Joint-controlled companies | Abbey National Treasury Services Plc
Related Party Transactions
Financial assets for trading	[7]	0	0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0	0	0
Loans and advances to customers	[7]	0	0	0
Joint-controlled companies | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related Party Transactions
Financial assets for trading	[7]	0	0	0
Loans and other values with credit institutions		0	0	0
Deposits of Brazil Central Bank and deposits of credit institutions	[7]	0	0	0
Joint-controlled companies | Banco Santander Totta, S.A.
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[7]	0	0	0
Joint-controlled companies | Bank Zachodni
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[7]	0	0	0
Joint-controlled companies | Banco Santander, S.A. – Mexico
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[7]	0	0	0
Joint-controlled companies | Zurich Santander Brasil Seguros e Previdência S.A.
Related Party Transactions
Loans and advances to customers		0	0	0
Customer deposits	[1]	0	0	0
Other Payables		0	0	0
Joint-controlled companies | Banco Santander Espanha
Related Party Transactions
Loans and advances to customers	[1]	0	0	0
Joint-controlled companies | Webmotors S.A.
Related Party Transactions
Loans and advances to customers		9,661	136,354	11,112
Customer deposits		(9,798)	(66,325)	(217,534)
Joint-controlled companies | Santander Brasil Gestão de Recursos Ltda
Related Party Transactions
Loans and advances to customers		0	0	0
Customer deposits		0	0	0
Joint-controlled companies | BW Guirapá
Related Party Transactions
Loans and advances to customers		0	0	0
Joint-controlled companies | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related Party Transactions
Loans and other values with credit institutions	[2]	0	0	939,861
Other Assets	[2]	0	0	2,276
Deposits of Brazil Central Bank and deposits of credit institutions	[2]	0	0	(31,656)
Joint-controlled companies | Banco RCI Brasil S.A.
Related Party Transactions
Loans and other values with credit institutions	[2]	1,203,032	656,806	375
Other Assets	[2]	1,619	1,640	566
Deposits of Brazil Central Bank and deposits of credit institutions	[2]	(47,423)	(40,202)	(6,140)
Joint-controlled companies | Santander Securities Services Brasil DTVM S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0	0
Other Payables		0	0	0
Joint-controlled companies | Santander Brasil Asset
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[7]	0	0	0
Other Payables	[7]	0	0	0
Joint-controlled companies | Banco Santander, S.A. – Uruguay
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[7]	0	0	0
Joint-controlled companies | Others
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	0	0
Customer deposits		0	0	0
Other Payables		0	0	0
Joint-controlled companies | ISBAN Brasil S.A.
Related Party Transactions
Customer deposits		0	0	0
Other Payables	[7]	0	0	0
Joint-controlled companies | Santander Securities Services Brasil Participações S.A.
Related Party Transactions
Customer deposits	[7]	0	0	0
Joint-controlled companies | Produban Serviços de Informática S.A.
Related Party Transactions
Customer deposits	[7]	0	0	0
Other Payables		0	0	0
Joint-controlled companies | Grupo Empresarial Santander, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0	0	0
Joint-controlled companies | Santander Insurance Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0	0
Joint-controlled companies | Sterrebeeck B.V.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0	0	0
Joint-controlled companies | Banco Madesant
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0	0
Joint-controlled companies | Santusa Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0	0
Joint-controlled companies | Produban Servicios Informáticos Generales, S.L. (Produban Espanha)
Related Party Transactions
Other Payables	[7]	0	0	0
Other Related-Party
Related Party Transactions
Assets		926,994	556,248	805,572
Financial assets for trading		(74,873)	(400,570)	(536,215)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		76,009	94,530	136,634
Loans and advances to customers		925,858	862,818	1,205,153
Loans and other values with credit institutions	[1]	0	0	0
Other Assets		0	0	0
Liabilities		(2,107,677)	(1,222,556)	(937,572)
Deposits of Brazil Central Bank and deposits of credit institutions		(1,862,058)	(980,702)	(650,620)
Marketable debt securities		0	0	0
Customer deposits		(222,473)	(189,794)	(285,870)
Other financial liabilities - Dividends and interest on capital Payable		(1,132)	(16,494)	(705)
Other Payables		(22,014)	(35,566)	(377)
Debt Instruments Eligible to Compose Capital	[2]	0	0	0
Other Related-Party | Banco Santander, S.A. – Spain
Related Party Transactions
Financial assets for trading		0	0	0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[3],[4]	0	0	0
Loans and other values with credit institutions		0	0	0
Other Assets		0	0	0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0	0	0
Marketable debt securities	[6]	0	0	0
Other financial liabilities - Dividends and interest on capital Payable		0	0	0
Other Payables		0	0	0
Debt Instruments Eligible to Compose Capital	[2]	0	0	0
Other Related-Party | Abbey National Treasury Services Plc
Related Party Transactions
Financial assets for trading	[7]	(71,672)	(91,828)	(156,976)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		71,751	92,118	135,165
Loans and advances to customers	[7]	23	0	0
Other Related-Party | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related Party Transactions
Financial assets for trading	[7]	(3,201)	(308,742)	(379,239)
Loans and other values with credit institutions		0	0	0
Deposits of Brazil Central Bank and deposits of credit institutions	[7]	(1,543,752)	(757,874)	(616,399)
Other Related-Party | Banco Santander Totta, S.A.
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[7]	2,733	1,261	1,303
Other Related-Party | Bank Zachodni
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[7]	177	117	101
Other Related-Party | Banco Santander, S.A. – Mexico
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[7]	1,348	1,034	65
Other Related-Party | Zurich Santander Brasil Seguros e Previdência S.A.
Related Party Transactions
Loans and advances to customers		925,835	862,553	753,581
Customer deposits	[1]	(55,935)	(44,840)	(109,506)
Other Payables		(27,748)	(30,684)	0
Other Related-Party | Banco Santander Espanha
Related Party Transactions
Loans and advances to customers	[1]	0	0	0
Other Related-Party | Webmotors S.A.
Related Party Transactions
Loans and advances to customers		0	0	0
Customer deposits		0	0	0
Other Related-Party | Santander Brasil Gestão de Recursos Ltda
Related Party Transactions
Loans and advances to customers		0	(265)	186
Customer deposits		(32,334)	(39,361)	(72,182)
Other Related-Party | BW Guirapá
Related Party Transactions
Loans and advances to customers		0	0	451,386
Other Related-Party | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related Party Transactions
Loans and other values with credit institutions	[2]	0	0	0
Other Assets	[2]	0	0	0
Deposits of Brazil Central Bank and deposits of credit institutions	[2]	0	0	0
Other Related-Party | Banco RCI Brasil S.A.
Related Party Transactions
Loans and other values with credit institutions	[2]	0	0	0
Other Assets	[2]	0	0	0
Deposits of Brazil Central Bank and deposits of credit institutions	[2]	0	0	0
Other Related-Party | Santander Securities Services Brasil DTVM S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		(300,074)	(208,059)	0
Other Payables		6,762	(4,430)	0
Other Related-Party | Santander Brasil Asset
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[7]	(16,766)	(12,079)	(12,360)
Other Payables	[7]	(69)	(70)	(68)
Other Related-Party | Banco Santander, S.A. – Uruguay
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[7]	(1,466)	(2,158)	(20,533)
Other Related-Party | Others
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	(532)	(1,328)
Customer deposits		(6,954)	(11,224)	(29,668)
Other Payables		(291)	(43)	0
Other Related-Party | ISBAN Brasil S.A.
Related Party Transactions
Customer deposits		(20,893)	(22,232)	(43,842)
Other Payables	[7]	237	(339)	(309)
Other Related-Party | Santander Securities Services Brasil Participações S.A.
Related Party Transactions
Customer deposits	[7]	(71,947)	(52,484)	(679)
Other Related-Party | Produban Serviços de Informática S.A.
Related Party Transactions
Customer deposits	[7]	(34,410)	(19,653)	(29,993)
Other Payables		0	0	0
Other Related-Party | Grupo Empresarial Santander, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0	0	0
Other Related-Party | Santander Insurance Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	0	0
Other Related-Party | Sterrebeeck B.V.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0	0	0
Other Related-Party | Banco Madesant
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		(1,132)	(1,075)	(705)
Other Related-Party | Santusa Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0	(15,419)	0
Other Related-Party | Produban Servicios Informáticos Generales, S.L. (Produban Espanha)
Related Party Transactions
Other Payables	[7]	R$ (905)	R$ 0	R$ 0

[1]	Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain (note 1-a), through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.
[2]	Refers to the portion acquired by the controller with the PR Optimization Plan held in the first half of 2014.
[3]	In December 31, 2017, refers to the cash of R$587,531 (2016 - R$582,571 and 2015 - R$1,866,683).
[4]	On December 31, 2017, include foreign currency investments (overnight applications) due on January 2, 2018 in the amount of R$7,384,335 (2016 - R$10,269,812 and 2015 - R$20,699,539) and interest of 1.43% p.a held at Santander Brasil EFC, Banco Santander Brasil and its Grand Cayman Branch.
[5]	As of December 31, 2017, refers to raising funds through operations transfers abroad amounted to R$387,937 (2016 - R$327,466 and 2015 - R$219,037), with maturity until November, 2018 and interest between 0.56% and 6.65%p.y.
[6]	Refers the emissions of Eurobonds of Grand Cayman Branch, maturing between from January 16 2016 to February 13, 2017 and interest of 3.152% p.a and 4.625% p.a.
[7]	Refers to the Company's subsidiaries (Banco Santander Spain).